Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
Wireless Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Wireless Fund
Accumulated Value	$ 10,000	$ 11,444	$ 13,819	$ 16,248	$ 16,402	$ 24,293	$ 29,041	$ 20,805	$ 29,467	$ 45,866	$ 58,776
Wireless Fund | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	10,000	11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	$ 41,530
Wireless Fund | NASDAQ Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name											NASDAQ Composite Index
Accumulated Value	$ 10,000	$ 11,642	$ 14,400	$ 18,024	$ 18,119	$ 25,540	$ 33,268	$ 24,534	$ 30,939	$ 42,895	$ 53,797